UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential QMA Long-Short Equity
Fund, Prudential US Real Estate Fund and Prudential Short Duration Muni High Income Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2017

Date of reporting period:	12/31/2016

Item 1. Schedule of Investments

Prudential QMA Long-Short Equity Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.3%
COMMON STOCKS
Aerospace & Defense — 3.0%
BWX Technologies, Inc.(a)	84,800	$3,366,560
General Dynamics Corp.	10,300	1,778,398
Huntington Ingalls Industries, Inc.	10,300	1,897,157
Spirit AeroSystems Holdings, Inc. (Class A Stock)	45,100	2,631,585
Wesco Aircraft Holdings, Inc.*	12,800	191,360

		9,865,060

Airlines — 0.5%
Southwest Airlines Co.	32,800	1,634,752

Auto Components — 0.9%
Cooper-Standard Holding, Inc.*	12,000	1,240,560
Drew Industries, Inc.*	2,900	312,475
Lear Corp.	8,100	1,072,197
Tenneco, Inc.*	4,300	268,621
Visteon Corp.	2,900	232,986

		3,126,839

Banks — 5.6%
Bank of America Corp.(a)	265,900	5,876,390
Citigroup, Inc.(a)	85,500	5,081,265
JPMorgan Chase & Co.(a)	70,000	6,040,300
SunTrust Banks, Inc.	29,200	1,601,620

		18,599,575

Beverages — 1.6%
Dr. Pepper Snapple Group, Inc.	27,100	2,457,157
PepsiCo, Inc.	26,700	2,793,621

		5,250,778

Biotechnology — 3.0%
Amgen, Inc.	8,480	1,239,861
Biogen, Inc.*	1,680	476,415
BioSpecifics Technologies Corp.*	4,700	261,790
Celgene Corp.*(a)	32,600	3,773,450
Concert Pharmaceuticals, Inc.*	19,300	198,597
Gilead Sciences, Inc.	18,000	1,288,980
Vertex Pharmaceuticals, Inc.*	38,400	2,828,928

		10,068,021

Building Products — 1.3%
Continental Building Products, Inc.*	54,000	1,247,400
Gibraltar Industries, Inc.*	4,800	199,920
NCI Building Systems, Inc.*	30,900	483,585
Patrick Industries, Inc.*	10,300	785,890
Universal Forest Products, Inc.	15,100	1,542,918

		4,259,713

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)(a)	15,660	3,749,787
KCG Holdings, Inc. (Class A Stock)*	6,400	84,800
Raymond James Financial, Inc.	4,100	284,007

		4,118,594

Chemicals — 1.9%
GCP Applied Technologies, Inc.*	19,200	513,600
Koppers Holdings, Inc.*	21,600	870,480

LyondellBasell Industries NV (Class A Stock)	6,300	540,414
Trinseo SA	20,700	1,227,510
Westlake Chemical Corp.	57,600	3,225,024

		6,377,028

Commercial Services & Supplies — 0.3%
Knoll, Inc.	17,700	494,361
Steelcase, Inc. (Class A Stock)	24,800	443,920

		938,281

Communications Equipment — 4.0%
Arista Networks, Inc.*	17,500	1,693,475
CommScope Holding Co., Inc.*	87,000	3,236,400
F5 Networks, Inc.*	22,400	3,241,728
Ixia*	27,600	444,360
Juniper Networks, Inc.	68,900	1,947,114
NETGEAR, Inc.*	39,600	2,152,260
Plantronics, Inc.	6,700	366,892

		13,082,229

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	7,600	253,080
EMCOR Group, Inc.	21,900	1,549,644
KBR, Inc.	25,700	428,933

		2,231,657

Consumer Finance — 0.1%
Nelnet, Inc. (Class A Stock)	3,400	172,550

Containers & Packaging — 1.3%
Crown Holdings, Inc.*	18,200	956,774
Greif, Inc. (Class A Stock)	49,000	2,514,190
Owens-Illinois, Inc.*	19,200	334,272
Packaging Corp. of America	7,200	610,704

		4,415,940

Distributors — 0.2%
Genuine Parts Co.	1,600	152,864
LKQ Corp.*	13,500	413,775

		566,639

Diversified Consumer Services — 0.1%
Capella Education Co.	2,900	254,620

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	21,400	910,142
Verizon Communications, Inc.	54,300	2,898,534

		3,808,676

Electric Utilities — 2.1%
American Electric Power Co., Inc.	36,200	2,279,152
Exelon Corp.	37,100	1,316,679
FirstEnergy Corp.	69,400	2,149,318
PPL Corp.	33,300	1,133,865

		6,879,014

Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc.*	45,200	749,868
EnerSys	1,400	109,340

		859,208

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	10,200	826,710
Insight Enterprises, Inc.*	3,800	153,672
Itron, Inc.*	21,100	1,326,135
PC Connection, Inc.	8,000	224,720
SYNNEX Corp.	10,600	1,282,812

		3,814,049

Energy Equipment & Services — 0.1%
Archrock, Inc.	31,900	421,080

Equity Real Estate Investment Trusts (REITs) — 2.2%
Apple Hospitality REIT, Inc.	6,400	127,872
Chesapeake Lodging Trust	7,700	199,122
Forest City Realty Trust, Inc. (Class A Stock)	24,900	518,916
Franklin Street Properties Corp.	43,100	558,576
GEO Group, Inc. (The)	62,400	2,242,032
Ryman Hospitality Properties, Inc.	8,800	554,488
Spirit Realty Capital, Inc.	28,700	311,682
Summit Hotel Properties, Inc.	10,000	160,300
VEREIT, Inc.	179,700	1,520,262
WP Carey, Inc.	18,500	1,093,165

		7,286,415

Food & Staples Retailing — 0.1%
Ingles Markets, Inc. (Class A Stock)	4,200	202,020

Food Products — 3.9%
Blue Buffalo Pet Products, Inc.*	67,600	1,625,104
Bunge Ltd.	41,800	3,019,632
ConAgra Foods, Inc.	48,100	1,902,355
Fresh Del Monte Produce, Inc.	2,000	121,260
Lamb Weston Holdings, Inc.*	16,033	606,849
Pilgrim’s Pride Corp.	19,100	362,709
Sanderson Farms, Inc.	25,500	2,403,120
Tyson Foods, Inc. (Class A Stock)	43,400	2,676,912

		12,717,941

Gas Utilities — 1.3%
Atmos Energy Corp.	26,700	1,979,805
UGI Corp.	51,900	2,391,552

		4,371,357

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	37,800	1,451,898
Baxter International, Inc.	61,400	2,722,476
Boston Scientific Corp.*	21,300	460,719
C.R. Bard, Inc.	7,780	1,747,855
Danaher Corp.	41,000	3,191,440
Edwards Lifesciences Corp.*	6,640	622,168
Hill-Rom Holdings, Inc.	18,100	1,016,134
Hologic, Inc.*	75,400	3,025,048
IDEXX Laboratories, Inc.*	5,000	586,350
Masimo Corp.*	40,200	2,709,480
West Pharmaceutical Services, Inc.	4,600	390,218

		17,923,786

Health Care Providers & Services — 3.4%
Express Scripts Holding Co.*(a)	47,000	3,233,130
Magellan Health, Inc.*	9,700	729,925
UnitedHealth Group, Inc.(a)	25,100	4,017,004

WellCare Health Plans, Inc.*(a)	24,300	3,331,044

		11,311,103

Health Care Technology — 1.0%
Cerner Corp.*	68,600	3,249,582

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	88,600	1,597,458
Bojangles’, Inc.*	6,700	124,955
Denny’s Corp.*	48,000	615,840
Extended Stay America, Inc.	57,400	927,010
McDonald’s Corp.	9,400	1,144,168
Ruth’s Hospitality Group, Inc.	9,600	175,680
Texas Roadhouse, Inc.	5,700	274,968
Wyndham Worldwide Corp.	29,000	2,214,730

		7,074,809

Household Durables — 1.5%
D.R. Horton, Inc.	98,900	2,702,937
Flexsteel Industries, Inc.	3,800	234,346
La-Z-Boy, Inc.	43,200	1,341,360
Taylor Morrison Home Corp. (Class A Stock)*	12,300	236,898
TRI Pointe Group, Inc.*	31,500	361,620

		4,877,161

Household Products — 0.1%
Spectrum Brands Holdings, Inc.	2,400	293,592

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	45,700	531,034

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	25,300	2,790,337

Internet & Direct Marketing Retail — 1.2%
1-800-Flowers.com, Inc. (Class A Stock)*	52,500	561,750
FTD Cos., Inc.*	13,100	312,304
HSN, Inc.	7,300	250,390
Liberty Interactive Corp. QVC Group (Class A Stock)*	36,200	723,276
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	24,900	374,745
Nutrisystem, Inc.	51,400	1,781,010

		4,003,475

Internet Software & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	1,400	1,109,430
Alphabet, Inc. (Class C Stock)*(a)	5,062	3,906,953
Bankrate, Inc.*	53,900	595,595
CoStar Group, Inc.*	1,100	207,339
eBay, Inc.*	21,500	638,335
Facebook, Inc. (Class A Stock)*(a)	40,600	4,671,030
RetailMeNot, Inc.*	18,400	171,120

		11,299,802

IT Services — 1.6%
CACI International, Inc. (Class A Stock)*	1,400	174,020
Cardtronics PLC (Class A Stock)*	9,000	491,130
CoreLogic, Inc.*	3,500	128,905
DST Systems, Inc.	1,900	203,585
First Data Corp. (Class A Stock)*	142,000	2,014,980
Hackett Group, Inc. (The)	14,100	249,006
Leidos Holdings, Inc.	19,200	981,888

Total System Services, Inc.	9,500	465,785
Travelport Worldwide Ltd.	41,500	585,150

		5,294,449

Leisure Products — 0.6%
American Outdoor Brands Corp.*	82,100	1,730,668
Sturm Ruger & Co., Inc.	2,100	110,670

		1,841,338

Life Sciences Tools & Services — 0.8%
Bruker Corp.	47,300	1,001,814
Charles River Laboratories International, Inc.*	4,300	327,617
VWR Corp.*	51,300	1,284,039

		2,613,470

Machinery — 1.6%
Crane Co.	1,500	108,180
FreightCar America, Inc.	8,400	125,412
Global Brass & Copper Holdings, Inc.	7,400	253,820
Harsco Corp.	16,500	224,400
Lydall, Inc.*	8,700	538,095
Mueller Industries, Inc.	3,900	155,844
Rexnord Corp.*	11,700	229,203
SPX Corp.*	30,600	725,832
SPX FLOW, Inc.*	34,900	1,118,894
Wabash National Corp.*	118,600	1,876,252

		5,355,932

Media — 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)	3,900	131,235
Cinemark Holdings, Inc.	35,100	1,346,436
News Corp. (Class A Stock)	39,200	449,232
TEGNA, Inc.	26,300	562,557

		2,489,460

Metals & Mining — 3.6%
Newmont Mining Corp.	83,400	2,841,438
Nucor Corp.	41,500	2,470,080
Steel Dynamics, Inc.(a)	115,400	4,105,932
Worthington Industries, Inc.	49,300	2,338,792

		11,756,242

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Chimera Investment Corp.	92,800	1,579,456
Starwood Property Trust, Inc.	104,700	2,298,165

		3,877,621

Multi-Utilities — 1.2%
MDU Resources Group, Inc.	112,600	3,239,502
Public Service Enterprise Group, Inc.	19,900	873,212

		4,112,714

Multiline Retail — 1.0%
Dillard’s, Inc. (Class A Stock)	5,980	374,886
Macy’s, Inc.(a)	82,800	2,965,068

		3,339,954

Oil, Gas & Consumable Fuels — 4.4%
Energen Corp.*	53,300	3,073,811

Marathon Petroleum Corp.	44,600	2,245,610
Newfield Exploration Co.*	50,400	2,041,200
Phillips 66	14,400	1,244,304
Southwestern Energy Co.*	110,500	1,195,610
Tesoro Corp.	33,100	2,894,595
Valero Energy Corp.	27,800	1,899,296

		14,594,426

Paper & Forest Products — 0.8%
KapStone Paper & Packaging Corp.	115,000	2,535,750

Personal Products — 0.2%
Avon Products, Inc.*	77,400	390,096
Medifast, Inc.	6,900	287,247

		677,343

Pharmaceuticals — 1.7%
Heska Corp.*	3,800	272,080
Jazz Pharmaceuticals PLC*	22,000	2,398,660
Mallinckrodt PLC*	50,500	2,515,910
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	23,800	322,490

		5,509,140

Professional Services — 0.5%
Insperity, Inc.	14,800	1,050,060
Kforce, Inc.	21,000	485,100

		1,535,160

Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc.	21,230	2,145,079
Marcus & Millichap, Inc.*	23,400	625,248

		2,770,327

Road & Rail — 0.1%
ArcBest Corp.	8,900	246,085

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	49,800	2,726,550
Alpha & Omega Semiconductor Ltd.*	11,100	236,097
Amkor Technology, Inc.*	23,300	245,815
Applied Materials, Inc.(a)	105,200	3,394,804
Entegris, Inc.*	10,300	184,370
Neophotonics Corp.*	15,000	162,150
Power Integrations, Inc.	3,600	244,260
QUALCOMM, Inc.(a)	52,600	3,429,520
Semtech Corp.*	10,000	315,500
Tessera Holding Corp.	54,500	2,408,900
Texas Instruments, Inc.	7,000	510,790

		13,858,756

Software — 6.3%
Adobe Systems, Inc.*(a)	34,100	3,510,595
Aspen Technology, Inc.*	6,500	355,420
Citrix Systems, Inc.*	7,800	696,618
Electronic Arts, Inc.*(a)	42,900	3,378,804
Globant SA*	4,700	156,745
Intuit, Inc.(a)	29,000	3,323,690
Manhattan Associates, Inc.*	31,100	1,649,233
Nuance Communications, Inc.*	144,500	2,153,050
Oracle Corp.(a)	90,800	3,491,260

Synopsys, Inc.*	34,300	2,018,898

		20,734,313

Specialty Retail — 1.6%
Best Buy Co., Inc.	26,900	1,147,823
Burlington Stores, Inc.*	10,600	898,350
Dick’s Sporting Goods, Inc.	10,600	562,860
Francesca’s Holdings Corp.*	30,500	549,915
GNC Holdings, Inc. (Class A Stock)	69,300	765,072
Murphy USA, Inc.*	2,300	141,381
Staples, Inc.	126,000	1,140,300

		5,205,701

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	605	70,071
HP, Inc.	19,300	286,412
NCR Corp.*(a)	92,100	3,735,576
Seagate Technology PLC	39,800	1,519,166

		5,611,225

Textiles, Apparel & Luxury Goods — 0.1%
Unifi, Inc.*	9,300	303,459
Wolverine World Wide, Inc.	6,500	142,675

		446,134

Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc.	54,200	974,516

Tobacco — 0.9%
Altria Group, Inc.	41,900	2,833,278

Trading Companies & Distributors — 1.1%
HD Supply Holdings, Inc.*(a)	84,800	3,604,848

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	14,400	415,728

TOTAL LONG-TERM INVESTMENTS (cost $275,657,285)		310,910,627

SHORT-TERM INVESTMENT — 9.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $31,540,548)(b)	31,540,548	31,540,548

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.9% (cost $307,197,833)(d)		342,451,175

SECURITIES SOLD SHORT(c) — (64.3)%
COMMON STOCKS
Aerospace & Defense — (0.7)%
Aerovironment, Inc.*	15,800	(423,914)
Cubic Corp.	8,600	(412,370)
KLX, Inc.*	14,900	(672,139)
Mercury Systems, Inc.*	7,500	(226,650)
TransDigm Group, Inc.	1,800	(448,128)

		(2,183,201)

Air Freight & Logistics — (0.1)%
Echo Global Logistics, Inc.*	14,300	(358,215)

Airlines — (1.1)%
American Airlines Group, Inc.	77,700	(3,627,813)

Auto Components — (0.1)%
Motorcar Parts of America, Inc.*	11,000	(296,120)

Banks — (3.1)%
Bank of Hawaii Corp.	4,600	(407,974)
City Holding Co.	2,800	(189,280)
Commerce Bancshares, Inc.	57,435	(3,320,317)
Community Bank System, Inc.	5,200	(321,308)
CVB Financial Corp.	27,200	(623,696)
Glacier Bancorp, Inc.	6,400	(231,872)
Home BancShares, Inc.	26,800	(744,236)
Old National Bancorp	15,000	(272,250)
Pinnacle Financial Partners, Inc.	16,000	(1,108,800)
ServisFirst Bancshares, Inc.	7,800	(292,032)
SVB Financial Group*	4,100	(703,806)
UMB Financial Corp.	1,900	(146,528)
United Bankshares, Inc.	4,700	(217,375)
Valley National Bancorp	37,700	(438,828)
Webster Financial Corp.	20,600	(1,118,168)

		(10,136,470)

Beverages — (0.1)%
MGP Ingredients, Inc.	3,800	(189,924)

Biotechnology — (3.7)%
Alexion Pharmaceuticals, Inc.*	21,700	(2,654,995)
Amicus Therapeutics, Inc.*	51,000	(253,470)
Array BioPharma, Inc.*	88,800	(780,552)
Bluebird Bio, Inc.*	21,500	(1,326,550)
Clovis Oncology, Inc.*	13,700	(608,554)
Halozyme Therapeutics, Inc.*	80,200	(792,376)
MacroGenics, Inc.*	3,400	(69,496)
Prothena Corp. PLC (Ireland)*	17,600	(865,744)
Radius Health, Inc.*	19,700	(749,191)
Repligen Corp.*	13,500	(416,070)
Sarepta Therapeutics, Inc.*	19,100	(523,913)
TESARO, Inc.*	24,600	(3,308,208)

		(12,349,119)

Building Products — (0.2)%
Builders FirstSource, Inc.*	58,600	(642,842)

Capital Markets — (0.8)%
Cboe Holdings, Inc.	4,300	(317,727)
CME Group, Inc.	3,800	(438,330)
FactSet Research Systems, Inc.	7,100	(1,160,353)
NorthStar Asset Management Group, Inc.	17,800	(265,576)
TD Ameritrade Holding Corp.	12,100	(527,560)

		(2,709,546)

Chemicals — (3.2)%
FMC Corp.	33,400	(1,889,104)
International Flavors & Fragrances, Inc.	18,200	(2,144,506)
Kraton Corp.*	16,800	(478,464)
Mosaic Co. (The)	111,100	(3,258,563)
Olin Corp.	98,900	(2,532,829)

Scotts Miracle-Gro Co. (The) (Class A Stock)	3,000	(286,650)

		(10,590,116)

Commercial Services & Supplies — (2.0)%
Covanta Holding Corp.	80,200	(1,251,120)
Healthcare Services Group, Inc.	40,200	(1,574,634)
Matthews International Corp. (Class A Stock)	7,600	(584,060)
Mobile Mini, Inc.	12,800	(387,200)
Stericycle, Inc.*	29,100	(2,241,864)
Team, Inc.*	10,800	(423,900)

		(6,462,778)

Communications Equipment — (2.5)%
ARRIS International PLC*	39,100	(1,178,083)
Infinera Corp.*	78,600	(667,314)
NetScout Systems, Inc.*	35,600	(1,121,400)
Palo Alto Networks, Inc.*	22,600	(2,826,130)
ViaSat, Inc.*	34,400	(2,277,968)

		(8,070,895)

Construction & Engineering — (0.4)%
Granite Construction, Inc.	11,900	(654,500)
Primoris Services Corp.	12,400	(282,472)
Tutor Perini Corp.*	14,300	(400,400)

		(1,337,372)

Construction Materials — (0.3)%
Summit Materials, Inc. (Class A Stock)*	47,766	(1,136,353)

Containers & Packaging — (1.3)%
Ball Corp.	39,600	(2,972,772)
Sonoco Products Co.	26,500	(1,396,550)

		(4,369,322)

Diversified Consumer Services — (0.1)%
Houghton Mifflin Harcourt Co.*	16,200	(175,770)

Electric Utilities — (1.0)%
Alliant Energy Corp.	29,000	(1,098,810)
Pinnacle West Capital Corp.	5,700	(444,771)
PNM Resources, Inc.	3,900	(133,770)
Southern Co. (The)	35,000	(1,721,650)

		(3,399,001)

Electrical Equipment — (0.2)%
Acuity Brands, Inc.	2,800	(646,408)

Electronic Equipment, Instruments & Components — (1.4)%
Littelfuse, Inc.	900	(136,593)
Mesa Laboratories, Inc.	1,600	(196,400)
National Instruments Corp.	49,200	(1,516,344)
Universal Display Corp.*	28,800	(1,621,440)
VeriFone Systems, Inc.*	67,100	(1,189,683)

		(4,660,460)

Energy Equipment & Services — (1.7)%
Forum Energy Technologies, Inc.*	6,600	(145,200)
Halliburton Co.	66,500	(3,596,985)
Patterson-UTI Energy, Inc.	41,400	(1,114,488)

U.S. Silica Holdings, Inc.	13,500	(765,180)

		(5,621,853)

Equity Real Estate Investment Trusts (REITs) — (2.6)%
CyrusOne, Inc.	26,600	(1,189,818)
Kilroy Realty Corp.	15,000	(1,098,300)
Life Storage, Inc.	3,700	(315,462)
National Retail Properties, Inc.	44,300	(1,958,060)
New York REIT, Inc.	17,400	(176,088)
Realty Income Corp.	37,900	(2,178,492)
Regency Centers Corp.	14,000	(965,300)
Weyerhaeuser Co.	20,700	(622,863)

		(8,504,383)

Food Products — (1.8)%
B&G Foods, Inc.	34,400	(1,506,720)
Snyder’s-Lance, Inc.	58,800	(2,254,392)
TreeHouse Foods, Inc.*	30,400	(2,194,576)

		(5,955,688)

Gas Utilities — (0.5)%
South Jersey Industries, Inc.	49,400	(1,664,286)

Health Care Equipment & Supplies — (2.5)%
AtriCure, Inc.*	10,500	(205,485)
DexCom, Inc.*	43,100	(2,573,070)
Endologix, Inc.*	51,200	(292,864)
GenMark Diagnostics, Inc.*	18,000	(220,320)
K2M Group Holdings, Inc.*	26,200	(525,048)
Meridian Bioscience, Inc.	17,800	(315,060)
Nevro Corp.*	12,600	(915,516)
NuVasive, Inc.*	31,100	(2,094,896)
Wright Medical Group NV*	46,200	(1,061,676)

		(8,203,935)

Health Care Providers & Services — (1.7)%
Acadia Healthcare Co., Inc.*	54,400	(1,800,640)
Aceto Corp.	8,800	(193,336)
Air Methods Corp.*	18,100	(576,485)
AMN Healthcare Services, Inc.*	11,200	(430,640)
Centene Corp.*	12,500	(706,375)
HealthEquity, Inc.*	13,600	(551,072)
HealthSouth Corp.	5,300	(218,572)
Henry Schein, Inc.*	2,900	(439,959)
Premier, Inc. (Class A Stock)*	10,600	(321,816)
Surgical Care Affiliates, Inc.*	5,700	(263,739)

		(5,502,634)

Health Care Technology — (0.1)%
Allscripts Healthcare Solutions, Inc.*	30,300	(309,363)

Hotels, Restaurants & Leisure — (2.2)%
ClubCorp Holdings, Inc.	18,700	(268,345)
ILG, Inc.	51,700	(939,389)
Marriott International, Inc. (Class A Stock)	37,100	(3,067,428)
SeaWorld Entertainment, Inc.	15,700	(297,201)
Six Flags Entertainment Corp.	7,700	(461,692)
Wynn Resorts Ltd.	26,300	(2,275,213)

		(7,309,268)

Household Durables — (0.5)%
CalAtlantic Group, Inc.	46,500	(1,581,465)

Household Products — (0.3)%
Energizer Holdings, Inc.	23,800	(1,061,718)

Independent Power & Renewable Electricity Producers — (0.5)%
Calpine Corp.*	27,700	(316,611)
Dynegy, Inc.*	68,400	(578,664)
Pattern Energy Group, Inc.	44,000	(835,560)

		(1,730,835)

Insurance — (1.1)%
Mercury General Corp.	7,700	(463,617)
RenaissanceRe Holdings Ltd. (Bermuda)	20,400	(2,778,888)
RLI Corp.	5,500	(347,215)

		(3,589,720)

Internet & Direct Marketing Retail — (1.5)%
Expedia, Inc.	25,900	(2,933,952)
Liberty Ventures*	58,480	(2,156,158)

		(5,090,110)

Internet Software & Services — (0.9)%
Benefitfocus, Inc.*	15,900	(472,230)
Cornerstone OnDemand, Inc.*	9,000	(380,790)
Envestnet, Inc.*	5,000	(176,250)
GTT Communications, Inc.*	20,000	(575,000)
Q2 Holdings, Inc.*	9,200	(265,420)
Stamps.com, Inc.*	10,500	(1,203,825)

		(3,073,515)

IT Services — (2.5)%
Blackhawk Network Holdings, Inc.*	25,200	(949,410)
Computer Sciences Corp.	34,700	(2,061,874)
FleetCor Technologies, Inc.*	4,000	(566,080)
Global Payments, Inc.	33,800	(2,346,058)
PayPal Holdings, Inc.*	54,300	(2,143,221)

		(8,066,643)

Leisure Products — (0.5)%
Mattel, Inc.	64,000	(1,763,200)

Life Sciences Tools & Services — (0.3)%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,000	(182,280)
Luminex Corp.*	12,300	(248,829)
NanoString Technologies, Inc.*	11,800	(263,140)
Pacific Biosciences of California, Inc.*	56,600	(215,080)

		(909,329)

Machinery — (1.7)%
Caterpillar, Inc.	33,500	(3,106,790)
CIRCOR International, Inc.	9,400	(609,872)
RBC Bearings, Inc.*	13,700	(1,271,497)
Wabtec Corp.	6,600	(547,932)

		(5,536,091)

Media — (1.4)%
Charter Communications, Inc. (Class A Stock)*	10,900	(3,138,328)
EW Scripps Co. (The) (Class A Stock)*	11,300	(218,429)

IMAX Corp.*	40,700	(1,277,980)

		(4,634,737)

Metals & Mining — (1.8)%
Carpenter Technology Corp.	27,700	(1,001,909)
Compass Minerals International, Inc.	15,500	(1,214,425)
Stillwater Mining Co.*	12,200	(196,542)
United States Steel Corp.	105,100	(3,469,351)

		(5,882,227)

Mortgage Real Estate Investment Trusts (REITs) — (0.2)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(201,102)
New Residential Investment Corp.	38,200	(600,504)

		(801,606)

Multi-Utilities — (0.5)%
Dominion Resources, Inc.	21,800	(1,669,662)

Oil, Gas & Consumable Fuels — (2.6)%
Callon Petroleum Co.*	100,200	(1,540,074)
Carrizo Oil & Gas, Inc.*	3,300	(123,255)
Kosmos Energy Ltd.*	22,900	(160,529)
Murphy Oil Corp.	63,800	(1,986,094)
Parsley Energy, Inc. (Class A Stock)*	90,000	(3,171,600)
PDC Energy, Inc.*	16,500	(1,197,570)
Synergy Resources Corp.*	43,500	(387,585)

		(8,566,707)

Pharmaceuticals — (0.6)%
ANI Pharmaceuticals, Inc.*	4,200	(254,604)
Horizon Pharma PLC*	83,900	(1,357,502)
Pacira Pharmaceuticals, Inc.*	13,300	(429,590)

		(2,041,696)

Professional Services — (0.8)%
Advisory Board Co. (The)*	24,900	(827,925)
Exponent, Inc.	3,400	(205,020)
WageWorks, Inc.*	20,000	(1,450,000)

		(2,482,945)

Road & Rail — (0.7)%
Genesee & Wyoming, Inc. (Class A Stock)*	10,300	(714,923)
Knight Transportation, Inc.	46,900	(1,550,045)

		(2,264,968)

Semiconductors & Semiconductor Equipment — (2.6)%
Cavium, Inc.*	41,200	(2,572,528)
Diodes, Inc.*	18,600	(477,462)
MACOM Technology Solutions Holdings, Inc. (Class H Stock)*	33,100	(1,531,868)
Microchip Technology, Inc.	47,000	(3,015,050)
ON Semiconductor Corp.*	31,300	(399,388)
Ultratech, Inc.*	14,700	(352,506)
Veeco Instruments, Inc.*	11,400	(332,310)

		(8,681,112)

Software — (4.1)%
Pegasystems, Inc.	6,700	(241,200)
Proofpoint, Inc.*	26,400	(1,865,160)
PROS Holdings, Inc.*	13,200	(284,064)
salesforce.com, inc.*	18,200	(1,245,972)

ServiceNow, Inc.*	13,500	(1,003,590)
Splunk, Inc.*	56,900	(2,910,435)
TiVo Corp.*	7,700	(160,930)
Tyler Technologies, Inc.*	20,200	(2,883,954)
Workday, Inc. (Class A Stock)*	43,700	(2,888,133)

		(13,483,438)

Specialty Retail — (1.7)%
Advance Auto Parts, Inc.	15,500	(2,621,360)
Monro Muffler Brake, Inc.	6,300	(360,360)
Signet Jewelers Ltd.	19,600	(1,847,496)
Tiffany & Co.	9,700	(751,071)

		(5,580,287)

Technology Hardware, Storage & Peripherals — (0.7)%
Cray, Inc.*	20,100	(416,070)
Diebold, Inc.	31,200	(784,680)
Electronics For Imaging, Inc.*	24,700	(1,083,342)
Immersion Corp.*	16,000	(170,080)

		(2,454,172)

Textiles, Apparel & Luxury Goods — (0.6)%
Hanesbrands, Inc.	98,000	(2,113,860)

Thrifts & Mortgage Finance — (0.2)%
Northwest Bancshares, Inc.	27,400	(494,022)

Trading Companies & Distributors — (0.4)%
Air Lease Corp.	28,200	(968,106)
Now, Inc.*	15,200	(311,144)

		(1,279,250)

Wireless Telecommunication Services — (0.2)%
Boingo Wireless, Inc.*	22,300	(271,837)
Shenandoah Telecommunications Co.	15,100	(412,230)

		(684,067)

TOTAL SECURITIES SOLD SHORT (proceeds received $200,136,029)		(211,930,517)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 39.6% (cost $107,061,804)		130,520,658
Other assets in excess of liabilities — 60.4%		199,156,646

NET ASSETS — 100.0%		$329,677,304

The following abbreviation is used in the quarterly schedule of portfolio holdings.

REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $81,987,010.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	The aggregate value of securities sold short is $211,930,517. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $280,524,945, exceeds the value of securities sold short as of December 31, 2016. Securities sold short are subject to contractual netting arrangements.

(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$307,262,135

Appreciation	46,416,380
Depreciation	(11,227,340)

Net Unrealized Appreciation	$35,189,040

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,865,060	$—	$—
Airlines	1,634,752	—	—
Auto Components	3,126,839	—	—
Banks	18,599,575	—	—
Beverages	5,250,778	—	—
Biotechnology	10,068,021	—	—
Building Products	4,259,713	—	—
Capital Markets	4,118,594	—	—
Chemicals	6,377,028	—	—
Commercial Services & Supplies	938,281	—	—
Communications Equipment	13,082,229	—	—
Construction & Engineering	2,231,657	—	—
Consumer Finance	172,550	—	—
Containers & Packaging	4,415,940	—	—
Distributors	566,639	—	—
Diversified Consumer Services	254,620	—	—
Diversified Telecommunication Services	3,808,676	—	—
Electric Utilities	6,879,014	—	—
Electrical Equipment	859,208	—	—
Electronic Equipment, Instruments & Components	3,814,049	—	—
Energy Equipment & Services	421,080	—	—
Equity Real Estate Investment Trusts (REITs)	7,286,415	—	—
Food & Staples Retailing	202,020	—	—
Food Products	12,717,941	—	—
Gas Utilities	4,371,357	—	—
Health Care Equipment & Supplies	17,923,786	—	—
Health Care Providers & Services	11,311,103	—	—
Health Care Technology	3,249,582	—	—
Hotels, Restaurants & Leisure	7,074,809	—	—
Household Durables	4,877,161	—	—
Household Products	293,592	—	—
Independent Power & Renewable Electricity Producers	531,034	—	—
Industrial Conglomerates	2,790,337	—	—
Internet & Direct Marketing Retail	4,003,475	—	—
Internet Software & Services	11,299,802	—	—
IT Services	5,294,449	—	—
Leisure Products	1,841,338	—	—
Life Sciences Tools & Services	2,613,470	—	—
Machinery	5,355,932	—	—
Media	2,489,460	—	—

Metals & Mining	11,756,242	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,877,621	—	—
Multi-Utilities	4,112,714	—	—
Multiline Retail	3,339,954	—	—
Oil, Gas & Consumable Fuels	14,594,426	—	—
Paper & Forest Products	2,535,750	—	—
Personal Products	677,343	—	—
Pharmaceuticals	5,509,140	—	—
Professional Services	1,535,160	—	—
Real Estate Management & Development	2,770,327	—	—
Road & Rail	246,085	—	—
Semiconductors & Semiconductor Equipment	13,858,756	—	—
Software	20,734,313	—	—
Specialty Retail	5,205,701	—	—
Technology Hardware, Storage & Peripherals	5,611,225	—	—
Textiles, Apparel & Luxury Goods	446,134	—	—
Thrifts & Mortgage Finance	974,516	—	—
Tobacco	2,833,278	—	—
Trading Companies & Distributors	3,604,848	—	—
Wireless Telecommunication Services	415,728	—	—
Affiliated Mutual Fund	31,540,548	—	—
Common Stocks Securities Sold Short:
Aerospace & Defense	(2,183,201)	—	—
Air Freight & Logistics	(358,215)	—	—
Airlines	(3,627,813)	—	—
Auto Components	(296,120)	—	—
Banks	(10,136,470)	—	—
Beverages	(189,924)	—	—
Biotechnology	(12,349,119)	—	—
Building Products	(642,842)	—	—
Capital Markets	(2,709,546)	—	—
Chemicals	(10,590,116)	—	—
Commercial Services & Supplies	(6,462,778)	—	—
Communications Equipment	(8,070,895)	—	—
Construction & Engineering	(1,337,372)	—	—
Construction Materials	(1,136,353)	—	—
Containers & Packaging	(4,369,322)	—	—
Diversified Consumer Services	(175,770)	—	—
Electric Utilities	(3,399,001)	—	—
Electrical Equipment	(646,408)	—	—
Electronic Equipment, Instruments & Components	(4,660,460)	—	—
Energy Equipment & Services	(5,621,853)	—	—
Equity Real Estate Investment Trusts (REITs)	(8,504,383)	—	—
Food Products	(5,955,688)	—	—
Gas Utilities	(1,664,286)	—	—
Health Care Equipment & Supplies	(8,203,935)	—	—
Health Care Providers & Services	(5,502,634)	—	—
Health Care Technology	(309,363)	—	—
Hotels, Restaurants & Leisure	(7,309,268)	—	—
Household Durables	(1,581,465)	—	—
Household Products	(1,061,718)	—	—
Independent Power & Renewable Electricity Producers	(1,730,835)	—	—
Insurance	(3,589,720)	—	—
Internet & Direct Marketing Retail	(5,090,110)	—	—
Internet Software & Services	(3,073,515)	—	—
IT Services	(8,066,643)	—	—
Leisure Products	(1,763,200)	—	—
Life Sciences Tools & Services	(909,329)	—	—
Machinery	(5,536,091)	—	—
Media	(4,634,737)	—	—
Metals & Mining	(5,882,227)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(801,606)	—	—
Multi-Utilities	(1,669,662)	—	—
Oil, Gas & Consumable Fuels	(8,566,707)	—	—
Pharmaceuticals	(2,041,696)	—	—

Professional Services	(2,482,945)	—	—
Road & Rail	(2,264,968)	—	—
Semiconductors & Semiconductor Equipment	(8,681,112)	—	—
Software	(13,483,438)	—	—
Specialty Retail	(5,580,287)	—	—
Technology Hardware, Storage & Peripherals	(2,454,172)	—	—
Textiles, Apparel & Luxury Goods	(2,113,860)	—	—
Thrifts & Mortgage Finance	(494,022)	—	—
Trading Companies & Distributors	(1,279,250)	—	—
Wireless Telecommunication Services	(684,067)	—	—

Total	$130,520,658	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.5%
Alaska — 0.5%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$585,665

Arizona — 4.5%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.377	%(a)	01/01/37	2,005	1,729,774
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%		07/01/24	705	696,371
La Paz County Industrial Development Authority, Revenue, Cosmos Foundation, Inc., Series A, 144A	5.000%		02/15/26	750	820,027
Maricopa County Industrial Development Authority, Revenue, Horizon Community Learning Center, Rfdg	4.000%		07/01/26	1,000	1,004,720
Maricopa County Industrial Development Authority, Revenue, Paradise School Project, Rfdg, 144A	4.000%		07/01/26	500	486,875
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000%		07/01/26	350	356,661
Salt Verde Fin Corp., Gas Revenue	5.250%		12/01/21	480	530,894

					5,625,322

Arkansas — 0.6%
County of Baxter Regional Medical Center, Revenue, Series A, Rfdg	5.000%		09/01/22	700	777,343

California — 7.5%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000%		06/01/26	500	510,230
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/25	285	282,164
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%		07/01/21	400	408,768
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/24	270	269,827
California School Finance Authority, Revenue, Green Dot Public School Project, Series A, 144A	4.000%		08/01/25	330	341,395
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%		07/01/25	500	490,130
California Statewide Communities Development Authority, Revenue, St. Joseph Healthcare System, AGM (Escrowed to Maturity date 07/01/18)(b)	4.500%		07/01/18	340	350,173
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000%		09/01/21	755	836,721
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000%		09/01/19	385	404,323
City of LA Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%		05/15/18	225	231,158
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000%		09/01/22	225	250,774
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500%		06/01/27	2,225	2,211,205
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	2.054	%(a)	11/15/27	700	660,058
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	175	179,326
Long Beach Bond Finance Authority, Revenue, Series A	5.250%		11/15/19	140	149,648
Los Angeles County Regional Financing Authority, Revenue, California Mortgage Insurance, Montecedro, Inc., Series B-1	3.000%		11/15/21	80	80,100
Palomar Health, Revenue, Rfdg	5.000%		11/01/24	500	557,700

Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A-1	2.064	%(a)	11/01/38	1,360	1,170,729
Tobacco Securitization Authority of Northern California, Revenue, Series A-1	4.750%		06/01/23	30	30,102

					9,414,531

Colorado — 4.6%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Bldg Corp. Stem Project, Rfdg	4.000%		11/01/24	520	511,051
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000%		07/01/19	100	107,644
Colorado Health Facilities Authority, Revenue, Christian Living Neighborhood, Rfdg	4.000%		01/01/22	300	302,235
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/20	695	724,065
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/22	125	130,732
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/24	300	311,139
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%		12/01/19	515	539,401
Denver Convention Center Hotel Authority, Revenue, Rfdg	5.000%		12/01/23	1,000	1,118,140
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%		09/01/20	650	717,658
Park Creek Metropolitan District, Series A, Specialty Tax, Rfdg	5.000%		12/01/23	1,100	1,242,076

					5,704,141

Delaware — 1.1%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250%		06/01/26	800	725,040
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800%		09/01/26	525	468,615
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000%		07/01/22	100	103,320
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	5.000%		07/01/23	100	108,840

					1,405,815

District of Columbia — 0.9%
District of Columbia Friendship Public Charter School, Revenue	3.550%		06/01/22	795	777,709
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%		07/01/23	275	303,344

					1,081,053

Florida — 6.4%
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%		12/01/23	150	169,315
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%		12/01/25	400	455,416
Cityplace Community Development District, Special Assessment, Rfdg	5.000%		05/01/20	740	792,873
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%		04/01/21	40	42,224
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%		11/15/26	500	520,300
Halifax Hospital Medical Center, Revenue, Rfdg	5.000%		06/01/24	340	391,224
Lakewood Ranch Stewardship District, Special Assessment	4.000%		05/01/21	500	499,980
Lakewood Ranch Stewardship District, Special Assessment	4.250%		05/01/25	400	396,656
Lakewood Ranch Stewardship District, Special Assessment	4.250%		05/01/26	250	244,332
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950%		12/15/21	250	255,792

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000%	05/01/27	1,000	1,039,490
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	100	110,338
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	339,027
Village Community Development District No. 4, Special Assessment, Rfdg	4.125%	05/01/21	95	99,187
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000%	05/01/21	160	156,242
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	110	108,709
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000%	05/01/24	60	63,134
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000%	05/01/26	290	298,488
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	485	510,113
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/25	190	200,454
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	245	259,933
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	565	560,390
Village Community Development District No.12, Special Assessment	2.875%	05/01/21	500	481,655

				7,995,272

Georgia — 0.5%
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	30	30,777
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	548,820

				579,597

Guam — 1.5%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	433,620
Territory of Guam, Revenue, Series A	5.000%	01/01/23	250	274,772
Territory of Guam, Revenue, Series D, Rfdg	5.000%	11/15/21	1,100	1,214,279

				1,922,671

Idaho — 1.6%
County of Nez Perce, Revenue, Rfdg	2.750%	10/01/24	1,000	938,770
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue, Rfdg	5.000%	09/01/22	1,000	1,079,950

				2,018,720

Illinois — 17.1%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	250	250,532
Chicago Board of Education, Series D, GO, AGM	5.000%	12/01/17	100	101,798
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000%	12/01/18	160	164,954
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000%	01/01/23	200	223,806
Chicago O’Hare International Airport, Revenue, Series E	5.000%	01/01/24	1,000	1,141,910
Chicago Transit Authority, Revenue, Federal Transit Administration Sect 530, AGM, Rfdg	5.000%	06/01/22	1,630	1,778,118
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	270,535
City of Chicago, Series A, GO	4.000%	12/01/17	275	274,505
City of Chicago, Series A, GO	4.000%	12/01/18	225	224,341
City of Chicago, Series A, GO	5.000%	01/01/18	240	239,710
City of Chicago, Series A, GO, AGM, Rfdg	5.000%	01/01/21	50	50,887
City of Chicago, Series A, GO, Rfdg	5.000%	01/01/24	335	331,690

City of Chicago, Series B, GO	5.000%		01/01/17	280	280,000
City of Chicago, Series B, GO	5.000%		01/01/18	600	599,448
City of Chicago, Series B, GO, Rfdg	5.000%		01/01/19	750	749,055
City of Chicago, Series B, GO, Rfdg	5.000%		01/01/23	250	248,225
City of Chicago, Series C, GO, Rfdg	5.000%		01/01/22	630	625,634
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000%		01/01/20	1,120	1,169,963
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000%		01/01/25	350	379,417
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000%		01/01/18	200	204,192
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000%		01/01/22	850	933,402
City of Chicago Waterworks, Revenue, Rfdg	4.000%		11/01/19	490	510,845
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%		11/01/17	315	321,212
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%		11/01/21	250	262,812
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250%		11/01/18	250	260,927
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%		11/01/20	1,065	1,116,003
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%		11/01/20	385	419,292
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%		11/01/22	195	216,850
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000%		03/01/22	275	309,919
County of Cook, Series A, GO, Rfdg	5.000%		11/15/23	1,000	1,115,820
Illinois Finance Authority, Presbyterian Homes, Revenue, LIBOR, Series B, Rfdg (Mandatory Put Date 05/01/21)	1.782	%(a)	05/01/36	500	500,595
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%		11/01/18	60	63,161
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000	%(a)	11/01/30	350	382,942
Illinois Finance Authority, Revenue, Presence Health Network, Series C, Rfdg	5.000%		02/15/23	1,000	1,086,900
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(b)	4.500%		05/15/20	175	182,938
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%		08/15/23	600	633,072
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%		08/15/19	110	117,500
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%		06/01/21	635	718,452
State of Illinois, GO, Rfdg	5.000%		01/01/18	475	486,785
State of Illinois, GO, Rfdg	5.000%		02/01/24	500	516,610
State of Illinois, Rfdg	5.000%		08/01/18	75	77,548
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%		01/01/20	200	212,290
State of Illinois, Series A, GO	4.000%		01/01/23	360	353,592
State of Illinois, Series A, GO	5.000%		04/01/20	100	103,928
State of Illinois, Series A, GO, AGM	4.000%		09/01/22	150	151,047
State of Illinois, Series B, GO, Rfdg	5.250%		01/01/18	250	256,817
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%		01/01/20	525	542,257
State of Illinois, Revenue, GO, Rfdg	5.000%		02/01/20	210	217,999

					21,380,235

Indiana — 0.7%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%		02/01/20	835	886,845

Iowa — 0.8%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%		12/01/19	540	540,194
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%		12/01/22	415	414,793

					954,987

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Revenue, Next Generation Information Highway, Series A	5.000%	07/01/22	350	386,795
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	542,760

				929,555

Louisiana — 2.3%
City of New Orleans, GO, Rfdg	5.000%	12/01/22	100	114,438
City of New Orleans, GO, Rfdg	5.000%	12/01/23	150	173,688
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/23	300	342,123
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/24	200	228,498
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%	05/15/22	265	299,108
Louisiana State Citizens Property Insurance Corp., Revenue, AGM, Rfdg	5.000%	06/01/21	750	841,043
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	429,852
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	382,949

				2,811,699

Maryland — 1.0%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	413,520
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	109,142
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	110,101
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000%	07/01/21	500	560,845

				1,193,608

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%	04/15/20	425	435,927

Michigan — 1.6%
Great Lakes Water Authority Water Supply System, Revenue, Series C, Rfdg	5.000%	07/01/23	500	570,095
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	640	660,979
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%	07/01/22	400	448,172
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500%	12/01/20	260	268,302

				1,947,548

Minnesota — 1.0%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%	07/01/22	480	482,122
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%	09/01/19	185	200,068
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000%	11/15/20	500	549,425

				1,231,615

Missouri — 1.3%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	502,230
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%	05/01/19	125	132,514

St. Louis County Industrial Development Authority, Revenue, St. Andrews, Series B, Rfdg	3.125%	12/01/19	1,000	977,840

				1,612,584

Nevada — 1.3%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	555,170
County of Washoe, Sierra Pacific Power Co., Revenue, Series B, Rfdg (Mandatory Put Date 06/01/22)	3.000%	03/01/36	1,000	1,026,430

				1,581,600

New Jersey — 10.5%
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/20	100	108,102
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/21	150	164,115
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/22	300	331,695
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	502,195
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000%	06/15/21	685	726,792
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750%	06/15/19	245	254,915
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000%	01/01/23	500	538,885
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%	09/01/18	85	88,359
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity date 03/01/19)(b)	5.000%	03/01/19	150	161,366
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000%	06/15/22	500	526,940
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000%	05/01/19	275	287,504
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%	09/15/19	1,455	1,514,990
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%	07/01/20	290	311,860
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%	07/01/19	130	137,008
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%	07/01/19	235	252,963
New Jersey Health Care Facilities Financing Authority, Revenue, St. Joseph’s Heathcare System	5.000%	07/01/24	1,000	1,129,190
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000%	07/01/23	500	567,220
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000%	07/01/21	125	140,669
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%	06/15/19	100	104,623
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%	06/15/22	1,000	1,056,390
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%	12/15/21	175	194,649
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%	12/15/20	200	219,694
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250%	12/15/19	440	465,767
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%	11/01/20	100	108,716

South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%	11/01/21	350	384,692
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500%	06/01/23	1,000	1,006,360

Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	1,855	1,840,123

					13,125,782

New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority, Revenue, LIBOR, Series B, Rfdg (Mandatory Put Date 08/01/19)	1.163	%(a)	11/01/39	250	248,470

New York — 4.6%
Brooklyn Arena Local Development Corp., Revenue, Barclays Center Project, Series A, Rfdg	5.000%		07/15/24	250	283,285
Build NYC Resource Corp., Revenue, Pratt Paper, Inc., Project, AMT, Rfdg, 144A	3.750%		01/01/20	100	101,577
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, 144A	5.000%		12/01/21	500	544,835
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000	%(a)	02/01/29	500	492,460
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/22	1,000	1,116,380
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/23	1,000	1,127,260
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%		12/01/20	1,510	1,658,962
Port Authority of New York & New Jersey, Revenue, Series 188, AMT,Rfdg	5.000%		05/01/23	325	371,309

					5,696,068

North Carolina — 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%		10/01/20	500	526,135

North Dakota — 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Escrowed to Maturity date 07/01/20)(b)	4.000%		07/01/20	500	535,245

Ohio — 0.8%
County of Hamilton, Revenue, Christ Hospital Project	5.000%		06/01/20	465	511,388
County of Hamilton, Revenue, Life Enriching Community, Rfdg	5.000%		01/01/23	450	493,664

					1,005,052

Oklahoma — 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000	%(a)	06/01/35	250	261,525

Oregon — 0.3%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%		10/01/19	315	329,912

Pennsylvania — 4.7%
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%		10/01/24	500	493,025
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000%		12/01/23	500	572,775
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series A, Rfdg	5.000%		01/15/22	500	547,825
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%		01/01/17	350	350,007
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%		01/01/18	800	798,664
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%		07/01/20	610	626,543
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%		12/31/18	250	264,430

Pennsylvania Turnpike Commission, Revenue, Rfdg	5.000%	06/01/24	200	229,386
Philadelphia Gas Works Co., Revenue, Series 14th, Rfdg	5.000%	10/01/24	500	566,655
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	780	785,780
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	370	373,426
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	304,845

				5,913,361

Puerto Rico — 0.4%
Puerto Rico Commonwealth, Series B, GO, AGM	5.250%	07/01/17	40	40,104
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%	08/01/18	210	212,982
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/17	150	152,751
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/18	105	109,711

				515,548

Rhode Island — 0.2%
Tobacco Settlement Finance Corp., Revenue, Series A, Rfdg	5.000%	06/01/22	250	274,528

Tennessee — 0.7%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%	09/01/23	515	585,550
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%	02/01/20	270	292,013

				877,563

Texas — 11.2%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000%	01/01/34	85	85,112
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/24	105	105,116
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000%	07/15/24	500	556,910
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000%	12/01/21	1,000	1,070,860
Central Texas Regional Mobility Authority, Revenue, Sr. Lien, Series A, Rfdg	5.000%	01/01/23	1,000	1,117,270
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%	01/01/21	180	197,399
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000%	08/15/22	150	167,527
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%	08/15/22	500	497,975
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%	08/15/17	200	203,616
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%	08/15/18	115	119,959
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%	08/15/31	410	441,812
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	4.000%	08/15/23	610	639,280
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg, 144A	5.000%	04/01/20	750	792,780
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000%	11/01/22	450	509,629
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%	09/01/20	200	207,578
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%	09/01/22	150	159,576

Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	159,185
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, LIBOR, Series A, Rfdg (Mandatory Put Date 03/01/17), 144A	4.332	%(a)	03/01/17	300	298,869
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000%		02/15/22	105	105,334
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%		08/15/22	485	541,008
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	311,517
New Hope Cultural Education Facilities Finance Corp., Revenue, MRC Crestview, Rfdg	4.000%		11/15/26	1,060	998,668
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%		01/01/21	100	110,794
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000%		11/15/20	450	489,991
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	630	673,445
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, LIBOR, Series B	1.346	%(a)	12/15/26	825	751,138
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series A	5.250%		12/15/19	100	108,008
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series D	6.250%		12/15/26	1,005	1,180,282
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, LIBOR	1.516	%(a)	09/15/27	1,515	1,409,223

					14,009,861

Utah — 0.2%
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300%		04/15/25	240	236,923

Vermont — 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%		05/01/21	100	104,150

Virgin Islands — 0.6%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%		10/01/19	250	241,817
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%		10/01/24	500	432,500
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000%		10/01/18	100	98,497

					772,814

Virginia — 1.8%
Louisa Industrial Development Authority, Revenue, Series C, Rfdg (Mandatory Put Date 05/16/19)	1.850%		11/01/35	500	498,460
Virginia College Building Authority, Revenue, Marymount University Project, Series A, 144A	5.000%		07/01/20	525	548,635
Virginia College Building Authority, Revenue, Marymount University Project, Series B	5.000%		07/01/20	500	521,670
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%		07/01/22	150	155,625
Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150	%(a)	10/01/40	500	496,140

					2,220,530

Washington — 0.7%
Skagit County Public Hospital District No. 1, Revenue, Rfdg	4.000%		12/01/22	500	523,580

Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%		07/01/20	300	331,050

					854,630

West Virginia — 0.4%
West Virginia Economic Development Authority, Revenue, Morgantown Energy Association, AMT,Rfdg	2.875%		12/15/26	480	447,374

Wisconsin — 3.3%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000%		06/01/23	500	517,165
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000%		01/01/24	1,000	1,071,080
Public Finance Authority, Revenue, Church Home of Hartford, Series A, Rfdg, 144A	4.000%		09/01/20	390	401,115
Public Finance Authority, Revenue, Series E, AMT, Rfdg	5.000%		07/01/23	2,000	2,157,380

					4,146,740

TOTAL LONG-TERM INVESTMENTS (cost $126,514,182)					124,178,544

SHORT-TERM INVESTMENT — 1.6%
Alaska
Valdez Marine Terminal, Revenue, ExxonMobil International Holdings, Inc., Series 2001, FRDD, Rfdg (Mandatory Put Date 01/09/17) (cost $2,000,000)	0.670	%(a)	12/01/29	2,000	2,000,000

TOTAL INVESTMENTS — 101.1% (cost $128,514,182)(c)					126,178,544
Liabilities in excess of other assets — (1.1)%					(1,314,135)

NET ASSETS — 100.0%					$124,864,409

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
Rfdg	Refunding
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$128,448,567

Appreciation	453,917
Depreciation	(2,723,940)

Net Unrealized Depreciation	$(2,270,023)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$2,585,665	$—
Arizona	—	5,625,322	—
Arkansas	—	777,343	—
California	—	9,414,531	—
Colorado	—	5,704,141	—
Delaware	—	1,405,815	—
District of Columbia	—	1,081,053	—
Florida	—	7,995,272	—
Georgia	—	579,597	—
Guam	—	1,922,671	—
Idaho	—	2,018,720	—
Illinois	—	21,380,235	—
Indiana	—	886,845	—
Iowa	—	954,987	—
Kentucky	—	929,555	—
Louisiana	—	2,811,699	—
Maryland	—	1,193,608	—
Massachusetts	—	435,927	—
Michigan	—	1,947,548	—
Minnesota	—	1,231,615	—
Missouri	—	1,612,584	—
Nevada	—	1,581,600	—
New Jersey	—	13,125,782	—
New Mexico	—	248,470	—
New York	—	5,696,068	—
North Carolina	—	526,135	—
North Dakota	—	535,245	—
Ohio	—	1,005,052	—
Oklahoma	—	261,525	—
Oregon	—	329,912	—
Pennsylvania	—	5,913,361	—
Puerto Rico	—	515,548	—
Rhode Island	—	274,528	—
Tennessee	—	877,563	—
Texas	—	14,009,861	—
Utah	—	236,923	—
Vermont	—	104,150	—
Virgin Islands	—	772,814	—
Virginia	—	2,220,530	—
Washington	—	854,630	—
West Virginia	—	447,374	—
Wisconsin	—	4,146,740	—

Total	$—	$126,178,544	$—

During the period, there were no transfers between Level 1 and level 2 to report.

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Diversified REITs — 7.2%
Empire State Realty Trust, Inc. (Class A Stock)	14,337	$289,464
First Potomac Realty Trust	43,456	476,712
Forest City Realty Trust, Inc. (Class A Stock)	30,810	642,081
STORE Capital Corp.	14,880	367,685

		1,775,942

Health Care REITs — 9.1%
Care Capital Properties, Inc.	833	20,825
Community Healthcare Trust, Inc.	19,297	444,410
MedEquities Realty Trust, Inc.	21,736	241,269
Physicians Realty Trust	15,533	294,506
Ventas, Inc.	16,745	1,046,897
Welltower, Inc.	2,961	198,180

		2,246,087

Hotel & Resort REITs — 8.2%
Chesapeake Lodging Trust	11,530	298,166
DiamondRock Hospitality Co.	38,333	441,979
Host Hotels & Resorts, Inc.	21,403	403,233
MGM Growth Properties LLC (Class A Stock)	19,526	494,203
Sunstone Hotel Investors, Inc.	23,817	363,209

		2,000,790

Industrial REITs — 6.4%
Duke Realty Corp.	25,267	671,091
Prologis, Inc.	6,615	349,206
Rexford Industrial Realty, Inc.	23,885	553,893

		1,574,190

Office REITs — 13.2%
Alexandria Real Estate Equities, Inc.	7,044	782,800
Boston Properties, Inc.	3,958	497,837
Brookfield Canada Office Properties (Canada)	6,984	136,439
Cousins Properties, Inc.	6,538	55,638
Hudson Pacific Properties, Inc.	22,179	771,386
New York REIT, Inc.	9,418	95,310
SL Green Realty Corp.	880	94,644
Vornado Realty Trust	7,710	804,693

		3,238,747

Residential REITs — 17.1%
American Campus Communities, Inc.	10,592	527,164
Camden Property Trust	2,138	179,742
Equity LifeStyle Properties, Inc.	8,463	610,182
Equity Residential	16,057	1,033,428
Essex Property Trust, Inc.	4,490	1,043,925
Monogram Residential Trust, Inc.	34,662	375,043
Sun Communities, Inc.	5,764	441,580

		4,211,064

Retail REITs — 22.9%
DDR Corp.	30,044	458,772
Equity One, Inc.	12,181	373,835
Federal Realty Investment Trust	4,806	682,981
General Growth Properties, Inc.	19,486	486,760

Macerich Co. (The)	10,884	771,023
National Retail Properties, Inc.	7,855	347,191

Regency Centers Corp.	5,250	361,987
Retail Properties of America, Inc. (Class A Stock)	42,057	644,734
Simon Property Group, Inc.	6,142	1,091,249
Taubman Centers, Inc.	5,471	404,471

		5,623,003

Specialized REITs — 15.1%
CoreSite Realty Corp.	1,669	132,469
CubeSmart	20,677	553,523
Digital Realty Trust, Inc.	5,332	523,922
Equinix, Inc.	2,142	765,572
Extra Space Storage, Inc.	12,237	945,186
Four Corners Property Trust, Inc.	25,397	521,147
Public Storage	1,180	263,730

		3,705,549

TOTAL LONG-TERM INVESTMENTS (cost $21,380,170)		24,375,372

SHORT-TERM INVESTMENTS
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(a)	2,490	2,490
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(a)	22	22

TOTAL SHORT-TERM INVESTMENTS (cost $2,512)		2,512

TOTAL INVESTMENTS — 99.2% (cost $21,382,682)(b)		24,377,884
Other assets in excess of liabilities — 0.8%		184,415

NET ASSETS — 100.0%		$24,562,299

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$21,995,562

Appreciation	2,614,906
Depreciation	(232,584)

Net Unrealized Appreciation	$2,382,322

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,775,942	$—	$—
Health Care REITs	2,246,087	—	—
Hotel & Resort REITs	2,000,790	—	—
Industrial REITs	1,574,190	—	—
Office REITs	3,238,747	—	—
Residential REITs	4,211,064	—	—
Retail REITs	5,623,003	—	—
Specialized REITs	3,705,549	—	—
Affiliated Mutual Funds	2,512	—	—

Total	$24,377,884	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    February 15, 2017

*	Print the name and title of each signing officer under his or her signature.